SUBSEQUENT EVENTS (Details)			1 Months Ended		12 Months Ended
	Jan. 15, 2021 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value						$ 0.00166667	$ 0.00166667
Repayment of loan | $						$ 4,994,506	$ 3,635,465
Agricultural Development Bank of China ("ADBC")
Subsequent Event [Line Items]
Repayment of loan					¥ 10,000,000	$ 1,500,000
Agricultural Development Bank of China ("ADBC") | Subsequent events
Subsequent Event [Line Items]
Repayment of loan			¥ 10,000,000	$ 1,500,000
IPO | Subsequent events
Subsequent Event [Line Items]
Ordinary shares issued | shares		5,000,000
Ordinary shares, par value		$ 0.00166667
Ordinary shares, price per share		$ 5.00
Net proceeds from IPO | $	$ 25,728,401.50
Over-allotment option | Subsequent events
Subsequent Event [Line Items]
Ordinary shares issued | shares	750,000
Ordinary shares, par value	$ 5